Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Best Styles Emerging Markets Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-03-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2015 and include organizational expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by creating a diversified portfolio of emerging market equity securities. The Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities and equity-related instruments, and the Fund will normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to emerging markets countries. The Fund currently defines emerging markets countries as countries with securities markets that are, in the opinion of the portfolio manager, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and regulation. The Fund’s portfolio manager considers a security to be tied economically to a country with an emerging securities market if it is classified as an emerging market security by MSCI Inc. (“MSCI”), incorporated in an Emerging Market Country (as defined below), traded on an exchange in an Emerging Market Country or if it has exposure to an Emerging Market Country. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (“Emerging Market Countries”). The portfolio manager intends to diversify the Fund’s investments across geographic regions and economic sectors, and under normal circumstances, geographic and sector weightings will be set with reference to (though with such deviations as the portfolio manager feels appropriate from) those included in the MSCI Emerging Markets Index. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies.

The Fund’s investment strategy centers on the portfolio manager’s belief that individual investment styles (as described below) carry long-term “risk premiums” that are largely independent of the current economic or market environment and that can be captured using a disciplined investment approach.

The investment process begins with a broad investment universe containing at least 1,000 equity securities. Next, individual securities are evaluated based on quantitative “investment style” research and may also be evaluated by the Sub-Adviser’s fundamental research team. Investment style research categorizes companies through a proprietary quantitative model that scores each company along several investment style categories, described below (Value, Earnings Change, Price Momentum, Growth, and Quality). Fundamental research evaluates each company using a wide range of company-specific information gathered by in-house analysts and external sources. In selecting individual stocks with attractive fundamental characteristics, the portfolio manager seeks to diversify the mix of investment styles represented across the whole portfolio (i.e., by making sure high-scoring issuers from all of the investment styles are among the final holdings). The portfolio manager attempts to control for risk factors (such as over- and under-weights relative to the MSCI Emerging Markets Index and the portfolio’s sensitivity to broader market movements (or “beta”)).

The Value investment style selects equity securities that the portfolio manager believes have attractive valuations based on metrics including dividend yield and price-to-earnings, price-to-cash flow and price-to-book ratios, as compared to other equity securities in the investable universe. The Earnings Change investment style is designed to capture shorter-term, trend-following investment opportunities and generally selects equity securities with positive earnings revisions, announcements or surprises. The Price Momentum investment style is also trend-following and generally selects equity securities with positive price momentum and relative strength within the investable universe. The Growth investment style generally selects equity securities with expected and historical earnings and dividend growth. The Quality investment style generally emphasizes equity securities with strong profitability and historical earnings stability, and considers additional factors, such as whether a company has improving margins, positive net income, positive operating capital, decreasing long-term debt and high-quality earnings, among others.

The Fund’s research suggests that, while each of the investment styles described above can be individually successful over the long-term and during certain periods, each investment style may also experience “down-swings,” (i.e., during certain market, economic, or other conditions an individual investment style may underperform compared to the relevant broad equity market). Building a portfolio with a diversified mix of investment styles is the Fund’s attempt to mitigate what the portfolio manager believes to be the cyclical nature of the individual investment styles. The Fund’s diversified mix of investment styles is expected to remain fairly stable over time.

The Fund may participate in initial public offerings (IPOs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). The Fund may also utilize foreign currency exchange contracts, stock index futures contracts, warrants and other derivative instruments.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first six risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund will be available after the Fund completes a full calendar year of operation.
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.04%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.34%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	902
Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.64%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.04%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.44%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.60%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	893
Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.74%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.14%
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(5.34%)	[2]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.80%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 932

[1]	Other Expenses are based upon estimated amounts for the Fund's initial fiscal year ending November 30, 2015 and include organizational expenses.
[2]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors Fund Management LLC ("Allianz Global Fund Management" or the "Manager") to waive its management fee and/or reimburse the Fund through March 31, 2016 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 0.70% for Institutional Class shares, 0.60% for Class R6 shares and 0.80% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.